Deposits	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Deposits

Note 14 Deposits

	As at
	October 31, 2022				October 31, 2021

(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notic e (2)	Term (3)	Total

Personal	$203,645	$64,743	$136,544	$404,932	$207,493	$64,613	$90,382	$362,488
Business and government	348,004	17,855	394,011	759,870	356,020	20,800	319,533	696,353
Bank	10,458	490	33,064	44,012	12,549	449	28,992	41,990
	$562,107	$83,088	$563,619	$1,208,814	$576,062	$85,862	$438,907	$1,100,831
Non-interest-bearing (4)
Canada	$149,737	$7,797	$466	$158,000	$151,475	$8,051	$713	$160,239
United States	52,702	–	–	52,702	54,021	–	–	54,021
Europe (5)	620	–	–	620	632	–	–	632
Other International	7,840	–	–	7,840	8,002	–	–	8,002
Interest-bearing (4)
Canada	305,779	17,982	409,586	733,347	315,464	19,857	312,987	648,308
United States	11,410	57,055	85,111	153,576	6,978	57,260	77,597	141,835
Europe (5)	28,276	254	52,144	80,674	34,278	693	36,788	71,759
Other International	5,743	–	16,312	22,055	5,212	1	10,822	16,035
	$562,107	$83,088	$563,619	$1,208,814	$576,062	$85,862	$438,907	$1,100,831

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2022, deposits denominated in U.S. d olla
rs, British pounds, Euro and other foreign currencies were $465 billion, $35 billion, $50 billion and $30 billion, respectively (October 31, 2021 – $399 billion, $35 billion, $43 billion and $27 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	October 31 2022	October 31 2021
Within 1 year:
less than 3 months	$159,602	$133,776
3 to 6 months	61,996	64,062
6 to 12 months	156,531	83,871
1 to 2 years	49,225	45,532
2 to 3 years	42,809	29,204
3 to 4 years	27,609	24,573
4 to 5 years	33,835	25,329
Over 5 years	32,012	32,560
	$563,619	$438,907
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$521,000	$416,000
Average deposit balances and average
rates of interest

	For the year ended
	October 31, 2022		October 31, 2021
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$847,052	1.02%	$772,875	0.61%
United States	207,436	0.50	180,230	0.13
Europe	81,824	1.03	77,217	0.55
Other International	28,613	0.72	28,731	0.33
	$1,164,925	0.92%	$1,059,053	0.51%